Statements of Operations (USD $)	4 Months Ended
Jun. 30, 2013
Income Statement [Abstract]
Commission revenue	$ 211,540
Less Cost of Goods Sold:
Auto & Parts	122,738
Shipping	57,038
Total Cost of Goods	179,776
Gross Profit	31,764
Less Operating expenses:
Contract Service	69,501
General and administrative	1,343
Insurance	4,970
Professional fees	4,000
Total operating expenses	79,814
Net income (loss) from operations before income taxes	(48,050)
Provision for income taxes
Net Loss	$ (48,050)
Loss per common share	$ (0.01)
Shares outstanding	7,500,000